Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings
Borrowings

12. Borrowings

Borrowings consist of the following:

	December 31,	December 31,
	2018	2019
Short-term borrowing:
Bank loan (i)	1,870,000	188,000
Convertible notes (ii)	—	697,620
Current portion of long-term bank loan (iii)	198,852	322,436
Long-term borrowings:
Bank loan(iii)	766,592	950,154
Convertible notes(ii)	—	5,784,984
Loan from joint investor(iv)	401,420	419,660
Total	3,236,864	8,362,854

(i) Short-term bank loan

As of December 31, 2018, we obtained short-term borrowings from ten banks of RMB1,870,000 in aggregate collateralized by bank deposit of RMB1,375,000 classified as short-term investment provided by one of our wholly-owned subsidiaries. The annual interest rate of these borrowings is approximately 4.35% to 5.22%.

As of December 31, 2019, we obtained short-term borrowings from several banks of RMB128,000 in aggregate and bank acceptance of RMB60,000. The annual interest rate of these borrowings is approximately 3.45% to 4.87%.

(ii) Convertible notes

On January 30, 2019, the Group issued US$650,000 convertible senior notes and additional US$100,000 senior notes (collectively the “Notes”) to the notes purchasers (the “Notes Offering”). The Notes bears interest at a rate of 4.50% per year, payable semi-annually in arrears on February 1 and August 1 of each year, beginning on August 1, 2019. The Notes is convertible into the Company’s American Depositary Shares at the pre-agreed fixed conversion price at the discretion of the holders and will mature for repayment on February 1, 2024. Holders of the Notes are entitled to require the Company to repurchase all or part of the Notes in cash on February 1, 2022 or in the event of certain fundamental changes. In connection with the Notes Offering, the Company entered into capped call transactions with certain notes purchasers and/or their respective affiliates and/or other financial institutions (the “Capped Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the cost of such transactions. In addition, the Company also entered into privately negotiated zero-strike call option transactions with certain notes purchasers or their respective affiliates (the “Zero-Strike Call Option Counterparties”) and used a portion of the net proceeds of the Notes Offering to pay the aggregate premium under such transactions. The Company accounts for the Notes as a single instruments as a long-term debt. The debt issuance cost were recorded as reduction to the long-term debts and are amortised as interest expenses using the effective interest method. The value of the Notes are measured by the cash received. The cost for the capped call transactions have been recorded as deduction of additional paid-in capital within total shareholders’ deficit. The zero-strike call option was deemed as a prepaid forward to purchase the Company’s own shares and recognized as permanent equity at its fair value at inception as a reduction to additional paid in capital in the consolidated balance sheet.

On September 5, 2019, the Group issued US$200,000 convertible senior notes to an affiliate of Tencent Holdings Limited and Mr. Bin Li, chairman and chief executive officer of the Company. Tencent and Mr. Li each subscribed for US$100 principal amount of the convertible notes, each in two equally split tranches. The 360-day Notes will be convertible into Class A ordinary shares (or ADSs) of the Company at a conversion price of US$2.98 per ADS at the holder’s option from the 15th day immediately prior to maturity, and the 3-year Notes will be convertible into Class A ordinary shares (or ADSs) of the Company at a conversion price of US$3.12 per ADS at the holder’s option from the first anniversary of the issuance date. The holders of the 3-year Notes will have the right to require the Company to repurchase for cash all of the Notes or any portion thereof on February 1, 2022. The 360-day Notes was recorded in short-term borrowings and the 3-year Notes were recorded in short-term borrowings. The company will pay an annual premium of 2% at maturity. Interest expenses were accrued over the term of each note using the effective interest method.

As of December 31, 2019, RMB697,620 of convertible notes will be due within one year.

(iii) Long-term bank loan

On May 17, 2017, the Group entered into a secured loan agreement with the Bank of Nanjing of a facility amount of RMB685,000 with a maturity date of May 17, 2022. As of December 31, 2018 and 2019, the aggregated draw amounted to RMB674,279 and RMB475,382, respectively. The annual interest rate of these borrowings is approximately 4.75% to 5.80%. The loan was guaranteed by Nanjing Xingzhi to support XPT NJES to continue doing business in the respective region. There is no restrictive financial covenants attached to the loan.

On September 28, 2017, the Group entered into a loan agreement with China Merchants Bank of a facility amount of RMB200,000 with a maturity date of September 14, 2021. December 31, 2019, the aggregated draw amounted to RMB96,000 subject to a floating interest of 10% to 18% above the benchmark interest rate of three-year RMB loan announced by PBOC.

On February 2, 2018, the Group entered into a loan agreement with China CITIC Bank of a principal of RMB50,000 with a maturity date of February 1, 2021. The As of December 31, 2019, the aggregated draw amounted to RMB44,500 subject to a floating interest rate of 10% above the average quoted interest rate of one-year RMB loan announced by the National Interbank Funding Center. On August 17, 2018, the Group entered into a loan agreement with China CITIC Bank of a principal of RMB50,000 with a maturity date of Mar 7, 2021. As of December 31, 2019, the aggregated draw amounted to RMB49,500 subject to a floating interest rate of 26% above the average quoted interest rate of one-year RMB loan announced by the National Interbank Funding Center.

On November 30, 2018, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB5,200 with a maturity date of November 30, 2021. As of December 31, 2019, the aggregated draw amounted to RMB4,102 subject to a floating interest rate of 30% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On December 24, 2018, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB40,000 with a maturity date of November 30, 2021. As of December 31, 2019, the aggregated draw amounted to RMB32,305, subject to a floating interest rate of 30% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On September 7, 2016, the Group entered into a joint investment agreement with Nanjing Xingzhi Technology Industry Development Co., Ltd (“Nanjing Xingzhi”, formerly known as Nanjing Zijin (New Harbor) Technology Entrepreneurial Special Community Construction Development Co., Ltd). Nanjing Xingzhi invested in XPT NJES, a subsidiary of the Group, with a contribution of RMB37,500. According to the agreement, the annual rate of return on investment of Nanjing Xingzhi equals the benchmark interest rate of one-year RMB loan announced by PBOC. Given Nanjing Xingzhi does not bear the risk of the losses and only entitles to fixed interest income, the Group regarded it a loan in substance and recorded it in liability with the interest expenses amortized through the period. On May 16, 2018, the Group entered into an agreement with Nanjing Xingzhi to purchase Nanjing Xingzhi’s shareholding in XPT NJES at a price of RMB41,773, which approximately the entire principal plus interest accrued then.

On January 3, 2019, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB20,000 with a maturity date of November 30, 2021. As of December 31, 2019, the aggregated draw amounted to RMB16,145, subject to a floating interest rate of 30% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On January 10, 2019, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB40,000 with a maturity date of November 30, 2021. As of December 31, 2019, the aggregated draw amounted to RMB32,305, subject to a floating interest rate of 30% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On January 17, 2019, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB40,000 with a maturity date of November 30, 2021.As of December 31, 2019, the aggregated draw amounted to RMB32,305, is subject to a floating interest rate of 30% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On January 24, 2019, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB35,000 with a maturity date of November 30, 2021. As of December 31, 2019, the aggregated draw amounted to RMB28,257, subject to a floating interest rate of 30% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On March 25, 2019, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB150,000 with a maturity date of November 30, 2021.As of December 31, 2019, the aggregated draw amounted to RMB128,354, subject to a floating interest rate of  15% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On March 27, 2019, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB50,000 with a maturity date of November 30, 2021. As of December 31, 2019, the aggregated draw amounted to RMB42,777, subject to a floating interest rate of 15% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On March 29, 2019, the Group entered into a loan agreement with Hanhou Bank of a facility amount of RMB200,000 with a maturity date of March 29, 2022. As of December 31, 2019, the aggregated draw amounted to RMB199,000, subject to a floating interest of 20% above the benchmark interest rate of three-year RMB loan announced by PBOC.

On June 26, 2019, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB20,000 with a maturity date of November 30, 2021.As of December 31, 2019, the aggregated draw amounted to RMB18,072, is subject to a floating interest rate of 15% above the average quoted interest rate of three-year RMB loan announced by PBOC.

On September 11, 2019, the Group entered into a loan agreement with Bank of Shanghai of a principal of RMB80,000 with a maturity date of November 30, 2021.As of December 31, 2019, the aggregated draw amounted to RMB73,587, is subject to a floating interest rate of 15% above the average quoted interest rate of three-year RMB loan announced by PBOC.

As of December 31, 2018 and 2019, RMB198,852 and RMB322,436 of long-term bank borrowings will be due within one year, respectively.

(iv) Loan from joint investor

On May 18, 2017, the Group entered into a joint investment agreement with Wuhan Donghu New Technology Development Zone Management Committee ("Wuhan Donghu") to set up an entity (the "PE WHJV"). Wuhan Donghu subscribed for RMB384,000 paid in capital in PE WHJV with 49% of the shares. On June 30, 2017, September 29, 2017 and April 16, 2018, Wuhan Donghu injected RMB50,000, RMB100,000 and RMB234,000 in cash to PE WHJV, respectively. Pursuant to the investment agreement, Wuhan Donghu does not have substantive participating rights to PE WHJV, nor is allowed to transfer its equity interest in PE WHJV to other third party. In addition, within five years or when the net assets of PE WHJV is less than RMB550,000, the Group is obligated to purchase from Wuhan Donghu all of its interest in PE WHJV at its investment amount paid plus interest at the current market rate announced by PBOC. As such, the Group consolidates PE WHJV. The investment by Wuhan Donghu is accounted for as a loan because it is only entitled to fixed interest income and subject to repayment within five years or upon the financial covenant violation. As of December 31, 2018 and 2019, RMB17,420 and RMB35,660 of interest were accrued at the benchmark rate of medium and long-term loan announced by PBOC.